SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Line Items]
Money market accounts - cash equivalents			$ 24,238,756		$ 17,622,598
Cash	[1]		5,578,751		1,305,329
Total		$ 42,598,816	$ 29,817,507	$ 23,365,364	$ 18,927,927	$ 19,695,675

[1]	Consists of cash deposits at various major banks.